3. Loans, Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Credit risk profile
Total Loans	$ 620,960	$ 619,974	$ 670,497
Excellent Quality
Credit risk profile
Total Loans	16,678	26,584
High Quality
Credit risk profile
Total Loans	116,889	105,018
Good Quality
Credit risk profile
Total Loans	306,756	289,097
Management Attention
Credit risk profile
Total Loans	116,514	128,867
Watch
Credit risk profile
Total Loans	31,383	31,414
Substandard
Credit risk profile
Total Loans	32,735	38,989
Low Substandard
Credit risk profile
Total Loans	0	0
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	5	5
Construction and land development
Credit risk profile
Total Loans	63,742	73,176
Single-family residential
Credit risk profile
Total Loans	195,975	195,003
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	49,463	52,019
Commercial Real Estate
Credit risk profile
Total Loans	209,287	200,633
Multifamily and Farmland
Credit risk profile
Total Loans	11,801	8,951
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	68,047	64,295
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	19	11
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,593	10,148
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,033	15,738
Construction and land development
Credit risk profile
Total Loans	63,742	73,176	93,812
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	7	11
Construction and land development | High Quality
Credit risk profile
Total Loans	7,852	4,947
Construction and land development | Good Quality
Credit risk profile
Total Loans	22,899	24,952
Construction and land development | Management Attention
Credit risk profile
Total Loans	14,464	18,891
Construction and land development | Watch
Credit risk profile
Total Loans	8,163	9,580
Construction and land development | Substandard
Credit risk profile
Total Loans	10,357	14,795
Construction and land development | Low Substandard
Credit risk profile
Total Loans	0	0
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	195,975	195,003	212,993
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	15,036	24,662
Single-family residential | High Quality
Credit risk profile
Total Loans	60,882	56,829
Single-family residential | Good Quality
Credit risk profile
Total Loans	73,118	62,018
Single-family residential | Management Attention
Credit risk profile
Total Loans	34,090	35,727
Single-family residential | Watch
Credit risk profile
Total Loans	6,806	9,504
Single-family residential | Substandard
Credit risk profile
Total Loans	6,043	6,263
Single-family residential | Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	49,463	52,019	54,058
Single-family residential - Banco de la Gente stated income | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Good Quality
Credit risk profile
Total Loans	22,255	24,724
Single-family residential - Banco de la Gente stated income | Management Attention
Credit risk profile
Total Loans	8,369	11,366
Single-family residential - Banco de la Gente stated income | Watch
Credit risk profile
Total Loans	8,113	3,597
Single-family residential - Banco de la Gente stated income | Substandard
Credit risk profile
Total Loans	10,726	12,332
Single-family residential - Banco de la Gente stated income | Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Loss
Credit risk profile
Total Loans	0	0
Commercial Real Estate
Credit risk profile
Total Loans	209,287	200,633	214,415
Commercial Real Estate | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial Real Estate | High Quality
Credit risk profile
Total Loans	33,340	27,511
Commercial Real Estate | Good Quality
Credit risk profile
Total Loans	123,604	114,001
Commercial Real Estate | Management Attention
Credit risk profile
Total Loans	42,914	47,603
Commercial Real Estate | Watch
Credit risk profile
Total Loans	5,190	6,911
Commercial Real Estate | Substandard
Credit risk profile
Total Loans	4,239	4,607
Commercial Real Estate | Low Substandard
Credit risk profile
Total Loans	0	0
Commercial Real Estate | Doubtful
Credit risk profile
Total Loans	0	0
Commercial Real Estate | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	11,801	8,951	4,793
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	715	32
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	7,882	4,975
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	286	3,039
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	2,741	712
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	177	193
Multifamily and Farmland | Low Substandard
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	68,047	64,295	60,646
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	365	672
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	8,442	9,260
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	44,353	40,814
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	13,704	11,844
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	320	976
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	863	729
Commercial loans (not secured by real estate) | Low Substandard
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	19	11	0
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	19	11
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Low Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,593	10,148
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	1,270	1,239
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,519	4,122
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	4,061	4,186
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	358	392
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	50	134
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	330	70
Consumer loans (not secured by real estate) | Low Substandard
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	5	5
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,033	15,738
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	2,139	2,317
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	8,565	13,416
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	2,329	5
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Low Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0